Label	Element	Value
AIG Select Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001020861_SupplementTextBlock

SunAmerica Series, Inc.

AIG Select Dividend Growth Fund

(the “Fund”)

Supplement dated November 19, 2018, to the Summary Prospectus, Prospectus

and Statement of Additional Information

each dated February 28, 2018, as supplemented and amended to date

Effective November 19, 2018, SunAmerica Asset Management, LLC has agreed to modify the expense caps on total expenses to reduce the net expenses paid by shareholders of the Fund. Accordingly, the following changes to the Summary Prospectus, Prospectus and Statement of Additional Information are effective as of November 19, 2018:

Risk/Return [Heading]	rr_RiskReturnHeading	AIG Select Dividend Growth Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table in the section of the Fund’s Summary Prospectus entitled “Fees and Expenses of the Fund” and the table in the subsection of the Fund’s Prospectus entitled “Fund Highlights: AIG Select Dividend Growth Fund – Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The subsection of the Fund’s Summary Prospectus entitled “Fees and Expenses of the Fund – Example” and the subsection of the Fund’s Prospectus entitled “Fund Highlights: AIG Select Dividend Growth Fund – Example” are deleted in their entirety and replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
AIG Select Dividend Growth Fund | AIG Select Dividend Growth Fund A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	rr_ExpensesOverAssets	1.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.50%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.13%	[2],[3]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within two years of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 684
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	913
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,161
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,871
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	684
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	913
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,161
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,871
AIG Select Dividend Growth Fund | AIG Select Dividend Growth Fund C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.54%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	rr_ExpensesOverAssets	3.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.51%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.78%	[2],[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 8-10 of the Prospectus for more information about the CDSCs.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 281
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	560
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	964
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,095
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	181
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	560
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	964
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,095
AIG Select Dividend Growth Fund | AIG Select Dividend Growth Fund W Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.95%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	rr_ExpensesOverAssets	3.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.77%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.93%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	95
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	296
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	515
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,143

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 8-10 of the Prospectus for more information about the CDSCs.
[2]	Any waivers and/or reimbursements made by SunAmerica with respect to the Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of the Fund to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.13%, 1.78% and 0.93% for Class A, Class C and Class W shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the directors of the Board of Directors who are not "interested persons" of SunAmerica Series, Inc. as defined in the Investment Company Act of 1940, as amended.